OPERATING SEGMENTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 54,300	$ 15,890
Segment loss	(38,389)	(8,245)
Depreciation, amortization and impairment	6,004	930
Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	54,300	15,890
Segment loss	(31,149)	(5,834)
Depreciation, amortization and impairment	6,004	690
Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	(7,240)	(2,411)
Israel [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	25,431	13,826
Segment loss	(10,654)	(2,090)
Depreciation, amortization and impairment	1,424	617
Canada [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	20,247	0
Segment loss	(15,353)	0
Depreciation, amortization and impairment	3,879	0
Germany [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	8,622	2,064
Segment loss	(5,142)	(3,744)
Depreciation, amortization and impairment	701	73
Other [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	0	0
Segment loss	0	0
Depreciation, amortization and impairment	0	0
Other [Member] | Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	$ (7,240)	$ (2,411)